Schedule H, Line 4i - Schedule of Assets (Held at End of Year)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
Plan Number (PN): 002 EIN: 66-0613421

(a)	(b)	(c)	(d)	(e)
	Identity of Issuer, Borrower Lessor or Similar	Description of Investments Including Maturity Date,Rate of Interest, Collateral,Par or Maturity Value	Cost	Fair Value

*	GSK plc ADR	Common stock	**	6,192,575
				6,192,575

*	State Street Institutional Treasury Money Market Fund (Premier share class)	Money market fund	**	102,134
				102,134

*	BPPR Time Deposit Open Account Variable Rate	Interest bearing cash	**	35,205
				35,205

	Vanguard Institutional Target Retirement Income Fund	Mutual fund	**	2,045,744
	Vanguard Target Retirement 2020 Fund	Mutual fund	**	2,290,088.00
	Vanguard Target Retirement 2025 Fund	Mutual fund	**	1,241,807
	Vanguard Target Retirement 2030 Fund	Mutual fund	**	2,586,013
	Vanguard Target Retirement 2035 Fund	Mutual fund	**	1,715,400
	Vanguard Target Retirement 2040 Fund	Mutual fund	**	1,823,410
	Vanguard Target Retirement 2045 Fund	Mutual fund	**	1,332,019
	Vanguard Target Retirement 2050 Fund	Mutual fund	**	1,164,799
	Vanguard Target Retirement 2055 Fund	Mutual fund	**	567,309
	Vanguard Target Retirement 2060 Fund	Mutual fund	**	495,431
	Vanguard Target Retirement 2065 Fund	Mutual fund	**	33,098
				15,295,118

	Vanguard Retirement Savings Trust IV	Common collective trust fund	**	3,603,988
*	State Street S&P 500 Equity Index Fund (NL Class A)	Common collective trust fund	**	21,984,381
*	State Street US Bond Index Fund (NL Class A)	Common collective trust fund	**	2,402,859
*	State Street Global All Cap Equity Ex-US Index (NL Class A)	Common collective trust fund	**	3756137
*	State Street US Extended Market Equity Index Fund (NL Class C)	Common collective trust fund	**	5,462,236
	BlackRock Government Short Term Investment Fund	Common collective trust fund	**	3,204,694
				40,414,295
		Total Investments		$62,039,327.00

*    Denotes a party-in-interest.
**    Historical cost information is not required for participant directed investments.